NATIONWIDE VARIABLE INSURANCE TRUST
AllianceBernstein NVIT Global Fixed Income Fund
Federated NVIT High Income Bond Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Enhanced Income Fund
NVIT Government Bond Fund
NVIT Money Market Fund
NVIT Multi Sector Bond Fund
NVIT Short Term Bond Fund

Supplement dated September 10, 2010
to the Prospectus dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On page 41 of the Prospectus, the paragraph following “Selective Disclosure of Portfolio Holdings” is deleted and replaced with the following:

Each Fund posts onto the internet site for the Trust (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month.  Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission.  Effective October 7, 2010, the NVIT Money Market Fund will post onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day of the prior month, and will maintain such portfolio holdings information for no less than six months after posting. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
AllianceBernstein NVIT Global Fixed Income Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Gartmore NVIT International Equity Fund	NVIT Multi-Manager Large Cap Value Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund)	NVIT Nationwide Fund
NVIT Emerging Markets Fund (formerly Gartmore NVIT Emerging Markets Fund)	NVIT Real Estate Fund (formerly Van Kampen NVIT Real Estate Fund)
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Growth Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated September 10, 2010
to the Statement of Additional Information dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

On page 51 of the SAI, under the “Disclosure of Portfolio Holdings” heading, the fourth paragraph is deleted and replaced with the following:

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.  Effective October 7, 2010, the NVIT Money Market Fund will post onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day of the prior month, and will maintain such portfolio holdings information for no less than six months after posting. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year.  Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings.  Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE